Magda El Guindi-Rosenbaum

+1.202.373.6091

magda.elguindi-rosenbaum@morganlewis.com

VIA EDGAR

September 22, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 428 to the Trust’s registration statement on Form N-1A (Amendment No. 431 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the Range Nuclear Renaissance ETF, Range Global Coal ETF, Range Global LNG Ecosystem ETF, and Range Global Offshore Oil Services ETF as new series of the Trust.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001